OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of financial assets [line items]
Other financial assets measured at fair value		$ 233,977	¥ 1,526,703	¥ 2,239,251
Dividend income	¥ 82,000
Size Industry Investment Fund
Disclosure of financial assets [line items]
Repayment of capital from equity investment	¥ 700,000
At fair values
Disclosure of financial assets [line items]
Other financial assets measured at fair value			1,526,703	2,239,251
At fair values | Listed equity investments | Dongxing securities Co., Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value			8,812	8,853
At fair values | Unlisted Investments
Disclosure of financial assets [line items]
Other financial assets measured at fair value			1,517,891	2,230,398
At fair values | Unlisted Investments | Sanmenxia Dachang Mining Co., Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value			20,921	20,905
At fair values | Unlisted Investments | Inner Mongolia Ganqimaodu Port Development Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value			16,669	30,410
At fair values | Unlisted Investments | Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value			17,234	20,000
At fair values | Unlisted Investments | China Color International Alumina Development Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value			6,636	6,614
At fair values | Unlisted Investments | Luoyang Jianyuan Mining Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value			4,975	4,960
At fair values | Unlisted Investments | NingXia Electric Power Trading Center Co., Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value			4,305
At fair values | Unlisted Investments | Ningxia Ningdian Logistics Transportation Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value			1,640	1,640
At fair values | Unlisted Investments | Chinalco Innovative Development Investment Company Limited
Disclosure of financial assets [line items]
Other financial assets measured at fair value			329,234	365,681
At fair values | Unlisted Investments | Size Industry Investment Fund
Disclosure of financial assets [line items]
Other financial assets measured at fair value			980,498	1,653,251
At fair values | Unlisted Investments | Fangchenggang Chisha Pier Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value			700	700
At fair values | Unlisted Investments | Xingxian Shengxing Highway Investment Management Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value			¥ 135,079	¥ 126,237